Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables
	As of December 31,
	2025	2024
	(in thousands)
Employees and related	$557	$603
Accrued Vacation	283	256
Other	2	6
	$842	865